Digital Currencies and Derivative Asset - Schedule of measurement inputs and valuation techniques (Details)	Dec. 31, 2025 Number_of_coins Year	Aug. 09, 2025 Year	Jul. 18, 2025 Year	May 26, 2025 Year	May 21, 2025 Year	Apr. 03, 2025 Year	Mar. 31, 2025 Number_of_coins Year	Mar. 07, 2025 Year
Spot price [Member] | Digital currencies option [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	88	117	118	109	110	83	83	87
Strike price [Member] | Digital currencies option [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		117	120	110	105	87	88	88
Strike price [Member] | Minimum [Member] | Digital currencies option [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	87
Strike price [Member] | Maximum [Member] | Digital currencies option [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	120
Risk-free interest rate [Member] | Digital currencies option [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		3.95	4.09	3.98	3.98
Risk-free interest rate [Member] | Minimum [Member] | Digital currencies option [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	3.6					3.98	4.21	4.25
Risk-free interest rate [Member] | Maximum [Member] | Digital currencies option [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	3.62					4.3	4.29	4.29
Expected life (years) [Member] | Digital currencies option [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.76	0.76	0.77	0.77
Expected life (years) [Member] | Minimum [Member] | Digital currencies option [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.14					0.26	0.18	0.25
Expected life (years) [Member] | Maximum [Member] | Digital currencies option [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.36					0.8	0.43	0.5
Annualized volatility [Member] | Digital currencies option [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		44.08	44.27	50.87	50.41
Annualized volatility [Member] | Minimum [Member] | Digital currencies option [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	41.26					50.26	49.95	54.15
Annualized volatility [Member] | Maximum [Member] | Digital currencies option [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	43.6					51.94	52.18	56.59
Number of Bitcoin [Member] | Digital currencies option [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		201	312	45	199	1,321		172
Number of Bitcoin pledged [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input | Number_of_coins	1,619						172